UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890


13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Galvin
Title:  CFO
Phone:  (203) 254-0091


Signature, Place and Date of Signing:

/s/ Thomas S. Galvin             Southport, CT              November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $263,589
                                         (thousands)



List of Other Included Managers:

No.     Form 13F File Number      Name
---    ---------------------     -----


1.      028-13190                 Southport Management Limited Partnership

                           FORM 13F INFORMATION TABLE
                               September 30, 2010


COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE                       VALUE    SHRS OR  SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION    MANAGERS   SOLE     SHARED  NONE
--------------               ---------      ------      --------- -------- --------- -----------   ---------  -----    ------- -----
AGNICO EAGLE MINES LTD        COM            008474108       922    12,980  SH       SHARED DEFINED  1                    12,980
ALCATEL-LUCENT                SPONSORED ADR  013904305        38    11,322  SH       SHARED DEFINED  1                    11,322
ALLERGAN INC                  COM            018490102     7,555   113,560  SH       SHARED DEFINED  1                   113,560
ALLSCRIPTS HEALTHCARE SOLUTN  COM            01988P108     7,237   391,825  SH       SHARED DEFINED  1                   391,825
AMERICAN EXPRESS CO           COM            025816109       254     6,054  SH       SOLE            NONE    6,054
AMYLIN PHARMACEUTICALS INC    COM            032346108       919    44,100  SH       SHARED DEFINED  1                    44,100
APPLE INC                     COM            037833100    10,402    36,660  SH       SHARED DEFINED  1                    36,660
ARM HLDGS PLC                 SPONSORED ADR  042068106     4,635   247,090  SH       SHARED DEFINED  1                   247,090
BEMIS INC                     COM            081437105    15,891   500,510  SH       SHARED DEFINED  1                   500,510
BIOSANTE PHARMACEUTICALS INC  COM NEW        09065V203       118    70,000  SH       SOLE            NONE    70,000
BLUE COAT SYSTEMS INC         COM NEW        09534T508       238     9,885  SH       SHARED DEFINED  1                     9,885
BMC SOFTWARE INC              COM            055921100     4,191   103,525  SH       SHARED DEFINED  1                   103,525
BRISTOL MYERS SQUIBB CO       COM            110122108    12,324   454,600  SH       SHARED DEFINED  1                   454,600
BROCADE COMMUNICATIONS SYS I  COM NEW        111621306        73    12,500  SH       SOLE            NONE    12,500
CAVIUM NETWORKS INC           COM            14965A101     5,322   185,060  SH       SHARED DEFINED  1                   185,060
CIENA CORP                    COM NEW        171779309     4,430   284,535  SH       SHARED DEFINED  1                   284,535
CISCO SYS INC                 COM            17275R102     1,564    71,400  SH       SOLE            NONE    71,400
CLEAN ENERGY FUELS CORP       COM            184499101       188    13,200  SH       SOLE            NONE    13,200
CONOCOPHILLIPS                COM            20825C104    10,065   175,260  SH       SHARED DEFINED  1                   175,260
CROWN CASTLE INTL CORP        COM            228227104    10,697   242,293  SH       SHARED DEFINED  1                   242,293
E M C CORP MASS               COM            268648102    12,890   634,650  SH       SHARED DEFINED  1                   634,650
EDGAR ONLINE INC              COM            279765101     2,692 2,207,104  SH       SHARED DEFINED  1                 2,207,104
EVEREST RE GROUP LTD          COM            G3223R108     5,108    59,075  SH       SHARED DEFINED  1                    59,075
FIBERTOWER CORP               COM NEW        31567R209       155    36,600  SH       SOLE            NONE    36,600
FOOT LOCKER INC               COM            344849104     4,270   293,900  SH       SHARED DEFINED  1                   293,900
HONEYWELL INTL INC            COM            438516106       373     8,500  SH       SOLE            NONE    8,500
HUMAN GENOME SCIENCES INC     COM            444903108       414    13,900  SH       SHARED DEFINED  1                    13,900
IRON MTN INC                  COM            462846106     4,336   194,100  SH       SHARED DEFINED  1                   194,100
ISHARES COMEX GOLD TR         ISHARES        464285105       378    29,500  SH       SHARED DEFINED  1                    29,500
ISHARES TR                    RUSSELL 2000   464287655       675    10,000  SH  PUT  SOLE            NONE    10,000
LAM RESEARCH CORP             COM            512807108     5,669   135,450  SH       SHARED DEFINED  1                   135,450
LIBERTY GLOBAL INC            COM SER A      530555101    11,530   374,230  SH       SHARED DEFINED  1                   374,230
LIMELIGHT NETWORKS INC        COM            53261M104        85    14,500  SH       SOLE            NONE    14,500
LIZ CLAIBORNE INC             COM            539320101       229    37,700  SH       SOLE            NONE    37,700
LULULEMON ATHLETICA INC       COM            550021109     2,218    49,600  SH       SHARED DEFINED  1                    49,600
MADDEN STEVEN LTD             COM            556269108       306     7,450  SH       SHARED DEFINED  1                     7,450
MCKESSON CORP                 COM            58155Q103     5,771    93,420  SH       SHARED DEFINED  1                    93,420
MEAD JOHNSON NUTRITION CO     COM            582839106       751    13,201  SH       SOLE            NONE    13,201
MERCK & CO INC NEW            COM            58933Y105     4,647   126,250  SH       SHARED DEFINED  1                   126,250
METLIFE INC                   COM            59156R108     4,306   112,000  SH       SHARED DEFINED  1                   112,000
MICROSOFT CORP                COM            594918104       681    27,800  SH       SHARED DEFINED  1                    27,800
MYLAN INC                     COM            628530107     2,112   112,300  SH       SHARED DEFINED  1                   112,300
NAVISITE INC                  COM NEW        63935M208       336   100,600  SH       SOLE            NONE    100,600
OCCIDENTAL PETE CORP DEL      COM            674599105     8,333   106,425  SH       SHARED DEFINED  1                   106,425
PHILLIPS VAN HEUSEN CORP      COM            718592108     2,018    33,550  SH       SHARED DEFINED  1                    33,550
PLURISTEM THERAPEUTICS INC    COM            72940R102        72    48,200  SH       SOLE            NONE    48,200
PRIDE INTL INC DEL            COM            74153Q102     4,429   150,500  SH       SHARED DEFINED  1                   150,500
REALNETWORKS INC              COM            75605L104       148    45,500  SH       SOLE            NONE    45,500
REPROS THERAPEUTICS INC       COM            76028H100        56   150,000  SH       SOLE            NONE    150,000
SBA COMMUNICATIONS CORP       COM            78388J106       834    20,700  SH       SOLE            NONE    20,700
SPDR GOLD TRUST               GOLD SHS       78463V107     2,753    21,525  SH       SHARED DEFINED  1                    21,525
SPDR S&P 500 ETF TR           TR UNIT        78462F103    44,967   394,000  SH  PUT  SHARED DEFINED  1                   394,000
TALBOTS INC                   COM            874161102     4,281   326,760  SH       SHARED DEFINED  1                   326,760
TALEO CORP                    CL A           87424N104     2,490    85,885  SH       SHARED DEFINED  1                    85,885
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209     8,725   165,400  SH       SHARED DEFINED  1                   165,400
TIMBERLINE RES CORP           COM            887133106        58    50,000  SH       SOLE            NONE    50,000
TJX COS INC NEW               COM            872540109    10,779   241,510  SH       SHARED DEFINED  1                   241,510
VERISIGN INC                  COM            92343E102     4,329   136,400  SH       SHARED DEFINED  1                   136,400
VIRTUALSCOPICS INC            COM            928269109        97   100,000  SH       SOLE            NONE    100,000
WARNACO GROUP INC             COM NEW        934390402     1,462    28,600  SH       SHARED DEFINED  1                    28,600
WESTPORT INNOVATIONS INC      COM NEW        960908309       758    43,040  SH       SHARED DEFINED  1                    43,040


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